Nature of Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Nature of Expenses [Abstract]
Schedule of Research and Development Expenses

Research and development expenses

Thousands of $ For the years ended December 31	Notes	2024	2023	2022
Personnel costs	5	5,264	3,693	2,453
Clinical validation		2,506	765	584
Lab consumables		1,378	639	713
Depreciation	11	563	428	212
Patent expenses		148	83	430
External collaborator fees		83	199	783
Impairment		-	-	44
Other expenses		610	569	278
Total research and development expenses		10,552	6,376	5,497

Schedule of Selling and Marketing Expenses

Selling and Marketing expenses

Thousands of $ For the years ended December 31	Notes	2024	2023	2022
Personnel costs	5	32,280	27,952	19,070
Marketing expenses		4,262	5,075	2,843
Depreciation	11	1,343	888	750
Professional fees		916	710	1,259
Travel expenses		896	1,061	789
Offices & facilities expenses		301	459	356
Other expenses		983	770	637
Total selling and marketing expenses		40,981	36,915	25,704

Schedule of General and Administrative Expenses

General and administrative expenses

Thousands of $ For the years ended December 31	Notes	2024	2023	2022
Personnel costs	5	13,239	10,184	8,995
Professional fees		3,780	6,706	7,180
Offices & facilities expenses		1,472	1,266	1,142
Public company expenses		1,439	2,701	4,025
Depreciation	11	1,043	737	734
IT Services		945	639	582
Board fees		388	366	394
Travel expenses		104	130	79
Other expenses		391	281	177
Total general and administrative expenses		22,801	23,010	23,308

Schedule of Amortization of Intangible Assets

Amortization of intangible assets

Thousands of $ For the years ended December 31	2024	2023	2022
Research and development	3,203	3,157	2,060
Selling and marketing	1,680	1,315	878
General and administrative	22	22	231
Total amortization of intangible assets	4,905	4,494	3,169